UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2001

Check here if Amendment [ ]; Amendment Number:

This Amendment: [ ] is a restatement.
                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        FLOOD,GAMBLE ASSOCIATES, INC.
Address:     610 FIFTH AVE.  -SUITE 511
             NEW YORK, NEW YORK 10020

Form 13F File Number: 28-6732

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        KRISTIN GAMBLE
Title:       PRESIDENT
Phone:       (212)333-2020

Signature, Place, and Date of Signing:

KRISTIN GAMBLE                          NEW YORK, NEW YORK             1/25/02
------------------------------          --------------------          --------
Signature                               City, State                   Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:               50

Form 13F Information Table Value Total:         $121,123

List of Other Included Managers:
NONE

                                                    FORM 13F INFORMATION TABLE

            COLUMN 1             COLUMN 2 COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7            COLUMN 8
-------------------------------- -------- --------- -------- ---------------------- -------- ------------ --------------------------
                                  TITLE    CUSIP     VALUE     SHARES /    SH/ PUT/ INVSTMT     OTHER          VOTING AUTHORITY
         NAME OF ISSUER          OF CLASS  NUMBER   (x$1000) PRINCIPAL AMT PRN CALL DSCRETN    MANAGERS     SOLE    SHARED    NONE
-------------------------------- -------- --------- -------- ------------- --- ---- -------- ------------ -------- -------- --------
AOL TIME WARNER                  COMMON   00184A105     2470         76961 SH       SOLE                                       76961
ACTUANT CORP.                    COMMON   00508X203     1206         35907 SH       SOLE                                       35907
ALLTEL CORP                      COMMON   020039103     3817         61840 SH       SOLE                                       61840
AMERICAN HOME PRODS              COMMON   02660910       442          7200 SH       SOLE                                        7200
AMERICAN MANAGEMENT              COMMON   02735210      4103        226912 SH       SOLE                                      226912
AMER SUPERCONDUCTOR              COMMON   030111108      832         67900 SH       SOLE                                       67900
AON CORP                         COMMON   037389103     2238         63017 SH       SOLE                                       63017
APW LIMITED                      COMMON   038225108      408        244250 SH       SOLE                                      244250
ARROW ELECTRONICS                COMMON   042735100      260          8700 SH       SOLE                                        8700
AUTOZONE, INC.                   COMMON   053332102     9349        130214 SH       SOLE                                      130214
BELLSOUTH                        COMMON   07986010       212          5552 SH       SOLE                                        5552
BIOGEN                           COMMON   090597105     5974        104170 SH       SOLE                                      104170
BRISTOL MYERS SQUIBB             COMMON   110122108      735         14410 SH       SOLE                                       14410
COMCAST CORP CL A                COMMON   200300101     3726        103500 SH       SOLE                                      103500
COMCAST CORP CL-SPL              COMMON   200300200     1232         34210 SH       SOLE                                       34210
CONCORD EFS INC                  COMMON   206197105     5550        169300 SH       SOLE                                      169300
EL PASO ENERGY PARTNERS          COMMON   28368B102      275          7400 SH       SOLE                                        7400
ENTRAVISION COMM.                COMMON   29382R107     3246        271600 SH       SOLE                                      271600
EQUITABLE RES                    COMMON   294549100      771         22620 SH       SOLE                                       22620
EXXON MOBIL CORP                 COMMON   30231G102      356          9060 SH       SOLE                                        9060
FYI, INC                         COMMON   302712104     5516        164650 SH       SOLE                                      164650
FASTENAL CO.                     COMMON   311900104     8042        121059 SH       SOLE                                      121059
FEDERAL RLTY INVT TR             COMMON   313747206     1590         69117 SH       SOLE                                       69117
GENERAL  ELECTRIC                COMMON   369604103      729         18190 SH       SOLE                                       18190
GILEAD SCIENCES, INC             COMMON   375558103     4030         61316 SH       SOLE                                       61316
HOME DEPOT                       COMMON   437076102     7241        141943 SH       SOLE                                      141943
I-FLOW CORP                      COMMON   44952030        30         10000 SH       SOLE                                       10000
IBM CORP                         COMMON   459200101     1894         15654 SH       SOLE                                       15654
LIBERTY MEDIA CORP A             COMMON   530718105     4310        307860 SH       SOLE                                      307860
MOLEX                            COMMON   608554101      436         14099 SH       SOLE                                       14099
MOLEX CL A                       COMMON   608554200     6057        223918 SH       SOLE                                      223918
NATIONAL DATA CORP               CONVERT  635621AA3      336           315 PRN      SOLE                                         315
OFFICE DEPOT INC                 COMMON   676220106     2586        139477 SH       SOLE                                      139477
PALL CORP                        COMMON   696429307      359         14906 SH       SOLE                                       14906
PAYCHEX                          COMMON   704326107     7332        210398 SH       SOLE                                      210398
PFIZER                           COMMON   71708110       500         12543 SH       SOLE                                       12543
REUTERS HOLDINGS PLC             COMMON   76132M102     3082         51370 SH       SOLE                                       51370
RICHARDSON ELEC. LTD             COMMON   763165107     1303        107700 SH       SOLE                                      107700
RICHARDSON ELEC                  CONVERT  763165AB3      208           265 PRN      SOLE                                         265
RICHARDSON ELEC                  CONVERT  763165AC1     1186          1325 PRN      SOLE                                        1325
ROYAL DUTCH PETE                 COMMON   780257804      625         12760 SH       SOLE                                       12760
SBC COMMUNICATIONS               COMMON   78387G103      356          9087 SH       SOLE                                        9087
SCHLUMBERGER LTD                 COMMON   806857108      201          3664 SH       SOLE                                        3664
SCIENTIFIC LEARNING              COMMON   808760102      148         84300 SH       SOLE                                       84300
SERVICEMASTER CO                 COMMON   81760N109     4503        326304 SH       SOLE                                      326304
STATE STREET CORP                COMMON   857477103     3431         65660 SH       SOLE                                       65660
TESSCO                           COMMON   872386107     1983        115600 SH       SOLE                                      115600
TELEFLEX, INC.                   COMMON   879369106     5212        110171 SH       SOLE                                      110171
VERIZON COMMUNICATIONS           COMMON   92343V104      450          9484 SH       SOLE                                        9484
VODAFONE GROUP                   COMMON   92857W100      245          9525 SH       SOLE                                        9525